Fair Value Measurement (Details) - Schedule of Non-Financial Assets - Recurring Basis [Member] $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Non-Financial Assets [Line Items]
Digital Assets	$ 106,636
Level 1 [Member]
Schedule of Non-Financial Assets [Line Items]
Digital Assets	106,636
Level 2 [Member]
Schedule of Non-Financial Assets [Line Items]
Digital Assets
Level 3 [Member]
Schedule of Non-Financial Assets [Line Items]
Digital Assets